FINANCING RECEIVABLES AND OPERATING LEASES (Tables)	12 Months Ended
Mar. 31, 2025
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Sales-type Leases
The following table provides the profit recognized for sales-type leases at their commencement date, including modifications that are recognized on a net basis, for the years ended March 31, 2025, 2024, and 2023 (in thousands):

	Year ended March 31,
	2025	2024	2023
Net sales	$33,671	$21,578	$22,677
Cost of sales	29,512	19,557	19,009
Gross profit	$4,159	$2,021	$3,668

The following table provides interest income in aggregate on our sales-type leases and lease income on our operating leases for the years ended March 31, 2025, 2024, and 2023 (in thousands):

	Year ended March 31,
	2025	2024	2023
Interest income on sale-type leases	$9,148	$6,769	$3,943
Leases income on operating leases	$7,969	$10,886	$17,421

Notes Receivable Net and Investments in Leases
The following tables provide a disaggregation of our financing receivables—net (in thousands):

March 31, 2025	Notes Receivable	Sales-Type Lease Receivables	Financing Receivables
Gross receivables	$229,923	$90,913	$320,836
Unguaranteed residual value (1)	-	13,350	13,350
Unearned income	(8,254)	(27,342)	(35,596)
Allowance for credit losses	(1,739)	(1,945)	(3,684)
Total, net	$219,930	$74,976	$294,906
Reported as:
Current	$122,975	$46,050	$169,025
Long-term	96,955	28,926	125,881
Total, net	$219,930	$74,976	$294,906

(1)
Includes unguaranteed residual values of $5,929 thousand that we retained after selling the related lease receivable.

	Notes	Sales-Type Lease	Financing
March 31, 2024	Receivable	Receivables	Receivables
Gross receivables	$114,713	$75,658	$190,371
Unguaranteed residual value (1)	-	9,078	9,078
Unearned income	(6,503)	(12,036)	(18,539)
Allowance for credit losses	(1,056)	(1,435)	(2,491)
Total, net	$107,154	$71,265	$178,419
Reported as:
Current	$61,830	$40,770	$102,600
Long-term	45,324	30,495	75,819
Total, net	$107,154	$71,265	$178,419

(1)
Includes unguaranteed residual values of $3,718 thousand that we retained after selling the related lease receivable.

	Notes	Sales-Type Lease	Financing
March 31, 2023	Receivable	Receivables	Receivables
Gross receivables	$117,008	$60,157	$177,165
Unguaranteed residual value (1)	-	8,161	8,161
Unearned income	(5,950)	(8,050)	(14,000)
Allowance for credit losses	(801)	(981)	(1,782)
Total, net	$110,257	$59,287	$169,544
Reported as:
Current	$65,738	$24,091	$89,829
Long-term	44,519	35,196	79,715
Total, net	$110,257	$59,287	$169,544

(1)
Includes unguaranteed residual values of $4,222 thousand that we retained after selling the related lease receivable.

Future Scheduled Minimum Lease Payments
The following table provides the future scheduled minimum lease payments to be received from our sales-type leases as of March 31, 2025 (in thousands):

Year ending March 31, 2026	$46,735
2027	23,708
2028	15,083
2029	4,835
2030	552
Total	$90,913

Operating Lease - Net	The components of operating leases—net are as follows (in thousands):

	March 31, 2025	March 31, 2024
Cost of equipment under operating leases	$4,774	$10,744
Accumulated depreciation	(3,137)	(7,128)
Operating leases—net (1)	$1,637	$3,616

(1)
Amounts include estimated unguaranteed residual values of $932 thousand and $1,346 thousand as of March 31, 2025, and 2024 respectively.

Future Minimum Rental Payments for Operating Leases
The following table provides the future scheduled minimum lease rental payments to be received from our operating leases as of March 31, 2025 (in thousands):

Year ending March 31, 2026	$823
2027	292
2028	85
2029	23
Total	$1,223